SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	$ (258,915,539)	$ (242,515,539)	$ 332,964
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	784,456	784,456	881,172
Gains on early extinguishment of debt			(28,349,939)
Share-based compensation	1,626,560	2,221,406	4,359,540
Losses (gains) on derivatives	(633,964)	53,945	15,296,530
Fair value change of warrant liability	(3,202,500)
Changes in assets and liabilities :
Prepaid expenses and other current assets	9,726,118	(4,774,851)	(954,257)
Other current liabilities	3,877,495	3,920,605	(13,293,043)
Other long-term liabilities	(8,689,735)	(983,066)	4,680,589
Net cash (used in) provided by operating activities	118,561,284	(94,731,286)	(22,058,296)
Investing activities:
Net cash used in investing activities	(189,602,269)	(249,218,537)	(177,466,536)
Financing activities:
Proceeds from exercise of share option	477,829		148,744
Proceeds from issuance of common shares and detachable warrant	70,050,000
Net proceeds from issuance of convertible notes			200,000,000
Cash paid for repurchase of common shares			(1,943,822)
Cash paid for insurance cost	(4,551,958)		(7,154,772)
Purchase of capped call transaction			(23,840,999)
Cash paid for repurchase of convertible notes			(57,055,127)
Net cash provided by financing activities	67,620,092	59,907,682	273,913,653
Net increase (decrease) in cash and cash equivalents	(6,510,605)	(285,755,833)	88,337,447
Cash and cash equivalents, beginning of year	93,283,283	379,039,116	290,701,669
Cash and cash equivalents, end of year	86,772,678	93,283,283	379,039,116
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	(258,915,539)	(242,515,539)	332,964
Equity in (earnings) losses of subsidiaries	(250,794,272)	(228,725,418)	2,506,639
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	784,456	784,456	881,172
Gains on early extinguishment of debt			(28,349,939)
Share-based compensation	1,626,560	2,221,406	4,359,540
Losses (gains) on derivatives	1,045,560	2,093,974	20,254,867
Fair value change of warrant liability	(3,202,500)
Changes in assets and liabilities :
Other long-term assets	305,556	(305,556)
Prepaid expenses and other current assets	217,601	(239,795)	(176,305)
Other current liabilities	(309,043)	367,088	(1,671,890)
Other long-term liabilities			1,610,557
Net cash (used in) provided by operating activities	(7,652,712)	(8,868,548)	(5,265,673)
Investing activities:
Investment in subsidiaries	(14,400,000)	(12,830,520)	(33,800,000)
Net cash received from (paid for) settlement of derivatives	(876,730)	(1,777,265)	(11,370,796)
Net cash used in investing activities	(15,276,730)	(14,607,785)	(45,170,796)
Financing activities:
Issuance cost refund		8,779
Proceeds from exercise of share option	477,829		148,744
Proceeds from issuance of common shares and detachable warrant	70,050,000
Net proceeds from issuance of convertible notes			200,000,000
Cash paid for repurchase of common shares			(1,943,822)
Cash paid for insurance cost	(4,551,958)		(7,154,772)
Purchase of capped call transaction			(23,840,999)
Cash paid for repurchase of convertible notes			(57,055,127)
Payment of loan from subsidiaries	(47,379,054)	(2,842,205)	(29,235,437)
Net cash provided by financing activities	18,596,817	(2,833,426)	80,918,587
Net increase (decrease) in cash and cash equivalents	(4,332,625)	(26,309,759)	30,482,118
Cash and cash equivalents, beginning of year	5,364,702	31,674,461	1,192,343
Cash and cash equivalents, end of year	1,032,077	5,364,702	31,674,461
Supplemental schedule of non-cash transactions
Conversion of debt to equity			125,160,333
Capital reduction of ReneSola Singapore		$ 70,820,977